INVESTMENTS AND FAIR VALUE (Amounts Presented on the Statement of Cash Flows) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Contributions
Per Consolidated Statements of Cash Flows	$ 36,110	$ 37,084	$ 63,798
Investments of incentive receivable amounts into Fortress Funds	258,023	227,091	80,523
Net funded	16,451	18,714
Consolidation of private equity liquidating entity	0	2,553
Other	0	804
Per Above	310,584	286,246
Distributions of Capital
Per Consolidated Statements of Cash Flows	(379,940)	(281,481)	(140,712)
Investments of Incentive Receivable Amounts into Investment Funds, Distributions	0	0
Change in distributions payable out of Fortress Funds	172	(184)
Net funded	(16,451)	(18,714)
Other	(2,884)	(540)
Per Above	$ (399,103)	$ (300,919)